Accruals and Other Payables	12 Months Ended
Dec. 31, 2025
Accruals and Other Payables [Abstract]
Accruals and other payables

16. Accruals and other payables

	As of December 31,
	2024	2025
	USD’000	USD’000
Wages payables	110	154
Other payables and accruals	188	499
Deferred government grants	14	—
Other tax payables	45	(10)
	357	643